Pensions and other post-retirement benefits - Asset allocations (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
UK | Pensions
Disclosure of fair value of plan assets [line items]
Equities	£ 1,356	£ 1,464	£ 1,965
Property	669	688	857
Diversified alternatives	712	893	771
Liability-matching assets	5,864	4,982	1,751
Longevity swap	(64)	(51)	(35)
Cash and cash equivalents	284	251	299
Other (including net current assets and liabilities)	256	249	160
Fair value of plan assets	14,680	14,364	15,507
UK | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	555	732	1,181
Property	104	103	108
Diversified alternatives	0	0	0
Liability-matching assets	1,731	1,704	1,751
Longevity swap	0	0	0
Cash and cash equivalents	34	29	40
Other (including net current assets and liabilities)	0	0	0
Fair value of plan assets	7,990	8,456	12,819
UK | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	801	732	784
Property	565	585	749
Diversified alternatives	712	893	771
Liability-matching assets	4,133	3,278	0
Longevity swap	(64)	(51)	(35)
Cash and cash equivalents	250	222	259
Other (including net current assets and liabilities)	256	249	160
Fair value of plan assets	6,690	5,908	2,688
UK | Corporate bonds | Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	3,767	3,837	3,625
UK | Corporate bonds | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	3,730	3,837	3,625
UK | Corporate bonds | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	37	0	0
UK | Government securities | Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	1,836	2,051	6,114
UK | Government securities | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	1,836	2,051	6,114
UK | Government securities | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
US | Pensions
Disclosure of fair value of plan assets [line items]
Equities	2,919	2,510	2,711
Property	264	307	316
Diversified alternatives	625	626	670
Infrastructure	130	121	99
Cash and cash equivalents	24	24	21
Other (including net current assets and liabilities)	12	(41)	13
Fair value of plan assets	6,909	6,972	6,646
US | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	560	467	533
Property	0	0	0
Diversified alternatives	167	162	183
Infrastructure	0	0	0
Cash and cash equivalents	24	24	21
Other (including net current assets and liabilities)	12	(44)	(8)
Fair value of plan assets	2,664	2,784	2,480
US | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	2,359	2,043	2,178
Property	264	307	316
Diversified alternatives	458	464	487
Infrastructure	130	121	99
Cash and cash equivalents	0	0	0
Other (including net current assets and liabilities)	0	3	21
Fair value of plan assets	4,245	4,188	4,166
US | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Equities	1,722	1,390	1,588
Diversified alternatives	357	323	341
Other (including net current assets and liabilities)	171	132	149
Fair value of plan assets	2,799	2,412	2,640
US | Other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Equities	419	353	404
Diversified alternatives	185	162	175
Other (including net current assets and liabilities)	0	0	0
Fair value of plan assets	1,150	1,081	1,138
US | Other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	1,303	1,037	1,184
Diversified alternatives	172	161	166
Other (including net current assets and liabilities)	171	132	149
Fair value of plan assets	1,649	1,331	1,502
US | Corporate bonds | Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	2,054	2,158	1,754
US | Corporate bonds | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	1,547	1,640	1,329
US | Corporate bonds | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	507	518	425
US | Corporate bonds | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Debt instruments	13	15	19
US | Corporate bonds | Other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	13	15	19
US | Corporate bonds | Other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
US | Government securities | Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	881	1,267	1,062
US | Government securities | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	354	535	422
US | Government securities | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	527	732	640
US | Government securities | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Debt instruments	536	552	543
US | Government securities | Other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	533	551	540
US | Government securities | Other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	£ 3	£ 1	£ 3